SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 540,747	$ 340,778	$ 894,728	$ 541,521
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	480,678	296,261	801,170	472,750
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 60,069	$ 44,517	$ 93,558	$ 68,771